Stock-based Compensation - Summary of Share Options Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	15,138,749	15,449,513
Weighted average exercise price	$ 0.83	$ 0.73
Number of Options, exercisable	11,985,418
Weighted- Average Exercise price, exercisable	$ 0.72
Range Of Exercise Price One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower Range Limit	0.15
Upper Range Limit	$ 0.86
Number outstanding	14,852,976
Weighted average remaining contractual term	5 years 9 months 14 days
Weighted average exercise price	$ 0.73
Aggregate intrinsic value	$ 40,785
Number of Options, exercisable	11,923,755
Weighted average remaining contractual term	5 years 3 months
Weighted- Average Exercise price, exercisable	$ 0.7
Aggregate intrinsic value	$ 33,112
Range Of Exercise Price Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 1.87
Number outstanding	5,963
Weighted average remaining contractual term	8 years 6 months 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value	$ 10
Number of Options, exercisable	1,863
Weighted average remaining contractual term	8 years 6 months 10 days
Weighted- Average Exercise price, exercisable	$ 1.87
Aggregate intrinsic value	$ 3
Range Of Exercise Price Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 2.1
Number outstanding	33,126
Weighted average remaining contractual term	2 years 2 months 12 days
Weighted average exercise price	$ 2.1
Aggregate intrinsic value	$ 46
Number of Options, exercisable	33,126
Weighted average remaining contractual term	2 years 2 months 12 days
Weighted- Average Exercise price, exercisable	$ 2.1
Aggregate intrinsic value	$ 46
Range Of Exercise Price Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 5.36
Number outstanding	140,000
Weighted average remaining contractual term	7 years
Weighted average exercise price	$ 5.36
Range Of Exercise Price Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 7.58
Number outstanding	99,610
Weighted average remaining contractual term	6 years 6 months 18 days
Weighted average exercise price	$ 7.58
Number of Options, exercisable	24,906
Weighted average remaining contractual term	6 years 6 months 18 days
Weighted- Average Exercise price, exercisable	$ 7.58
Range Of Exercise Price Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 9.07
Number outstanding	7,074
Weighted average remaining contractual term	9 years 5 months 15 days
Weighted average exercise price	$ 9.07
Number of Options, exercisable	1,768
Weighted average remaining contractual term	9 years 5 months 15 days
Weighted- Average Exercise price, exercisable	$ 9.07